Fees and Expenses	Jun. 27, 2025
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the WP Trust (“Trust”) with a similar sales charge.  More information about these and other discounts is available from your financial professional and in the section “Purchasing Shares” beginning on page 15 of the Fund’s prospectus (“Prospectus”) and the section “Purchases” beginning on page 33 of the Fund’s SAI.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example.  The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Text Block]

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended February 28, 2025, the Fund’s portfolio turnover rate was 104.54% of the average value of its portfolio.

IPS Strategic Capital Absolute Return Fund
Prospectus [Line Items]
Portfolio Turnover, Rate	104.54%